Expense Example - PIMCO RAE PLUS EMG Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	116	362	628	1,386	126	393	681	1,500	526	843	1,183	2,141	332	715	1,225	2,626